FINANCE COSTS	12 Months Ended
Dec. 31, 2025
Finance Cost [Abstract]
FINANCE COSTS [Text Block]

17.  FINANCE COSTS

		Years ended
		December 31,	December 31,
	Notes	2025	2024

Accretion on provision for reclamation and rehabilitation	12	$1.2	$0.7
Interest on loans	11	4.6	0.8
Write-off of capitalized deferred fees and prepayment penalties	11	7.0	-
Interest on convertible notes	10	1.5	-
Interest on lease liabilities		0.2	-
		$14.5	$1.5